Consolidated Balance Sheets (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Assets
Cash and due from banks	$ 238,672	$ 248,214
Interest-bearing deposits in banks	152,724	722,763
Total cash and cash equivalents	391,396	970,977
Securities available for sale, at fair value	1,936,797	1,745,004
Securities held to maturity, fair values of $152,566 and $211,498, respectively	154,109	205,062
Mortgage loans held for sale ($97,273 and $0 recorded at fair value)	128,442	267,475
Loans covered by loss share agreements	719,793	1,092,756
Non-covered loans, net of unearned income	8,772,226	7,405,824
Total loans, net of unearned income	9,492,019	8,498,580
Allowance for credit losses	(143,074)	(251,603)
Loans, net	9,348,945	8,246,977
FDIC loss share receivables	162,312	423,069
Premises and equipment, net	287,510	303,523
Goodwill	401,872	401,872
Other assets	554,167	565,719
Total Assets	13,365,550	13,129,678
Liabilities
Non-interest-bearing	2,575,939	1,967,662
Interest-bearing	8,161,061	8,780,615
Total deposits	10,737,000	10,748,277
Short-term borrowings	680,344	303,045
Long-term debt	280,699	423,377
Other liabilities	136,528	125,111
Total Liabilities	11,834,571	11,599,810
Shareholders' Equity
Preferred stock, $1 par value - 5,000,000 shares authorized
Common stock, $1 par value - 50,000,000 shares authorized; 31,917,385 shares issued	31,917	31,917
Additional paid-in capital	1,178,284	1,176,180
Retained earnings	436,141	411,472
Accumulated other comprehensive income (loss)	(16,491)	24,477
Treasury stock at cost - 2,130,841 and 2,427,640 shares, respectively	(98,872)	(114,178)
Total Shareholders' Equity	1,530,979	1,529,868
Total Liabilities and Shareholders' Equity	$ 13,365,550	$ 13,129,678